Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities at December 31, 2017 and December 31, 2016 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2017:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$245,000	$—	$2,280	$242,720
U.S. Government sponsored entities’ asset-backed securities	852,645	4,645	8,129	849,161
Other equity securities	675	1,260	—	1,935
Total	$1,098,320	$5,905	$10,409	$1,093,816
2017:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$300,412	$6,575	$713	$306,274
U.S. Government sponsored entities’ asset-backed securities	56,785	758	38	57,505
Total	$357,197	$7,333	$751	$363,779

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2016:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$270,000	$—	$2,467	$267,533
U.S. Government sponsored entities’ asset-backed securities	991,642	5,372	9,842	987,172
Other equity securities	1,119	2,315	—	3,434
Total	$1,262,761	$7,687	$12,309	$1,258,139
2016:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$188,622	$977	$5,148	$184,451
U.S. Government sponsored entities’ asset-backed securities	71,211	1,097	87	72,221
Total	$259,833	$2,074	$5,235	$256,672

Schedule of unrealized loss on investments
The following table provides detail on investment securities with unrealized/unrecognized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2017 and December 31, 2016:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2017:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$24,931	$70	$217,789	$2,210	$242,720	$2,280
U.S. Government sponsored entities' asset-backed securities	236,924	2,786	318,797	5,343	555,721	8,129
Total	$261,855	$2,856	$536,586	$7,553	$798,441	$10,409
2017:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$26,644	$194	$45,498	$519	$72,142	$713
U.S. Government sponsored entities’ asset-backed securities	7,331	38	—	—	7,331	38
Total	$33,975	$232	$45,498	$519	$79,473	$751

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2016:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$247,695	$2,305	$19,838	$162	$267,533	$2,467
U.S. Government sponsored entities' asset-backed securities	612,321	9,473	27,325	369	639,646	9,842
Total	$860,016	$11,778	$47,163	$531	$907,179	$12,309
2016:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$134,909	$5,148	$—	$—	$134,909	$5,148
U.S. Government sponsored entities' asset-backed securities	$—	$—	$7,564	$87	$7,564	$87
Total	$134,909	$5,148	$7,564	$87	$142,473	$5,235

Schedule of contractual maturity of debt securities
The amortized cost and estimated fair value of investments in debt securities at December 31, 2017, are shown in the following table by contractual maturity, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Tax Equivalent Yield (1)
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$120,000	$119,499	1.14%
Due one through five years	125,000	123,221	1.29%
Total	$245,000	$242,720	1.22%

U.S. Government sponsored entities’ asset-backed securities	$852,645	$849,161	2.09%

Securities Held-to-Maturity
Obligations of states and political subdivisions
Due five through ten years	$2,454	$2,462	3.61%
Due greater than ten years	$297,958	$303,812	4.46%
Total	$300,412	$306,274	4.46%

U.S. Government sponsored entities’ asset-backed securities	$56,785	$57,505	3.16%